Share Capital - Schedule of Paid in Surplus Includes Stock Based Compensation Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Beginning Balance	$ 4,367	$ 4,361
Stock-Based Compensation Expense	10	6
Ending Balance	4,377	4,367
Pre-Arrangement Earnings [member]
Disclosure of reserves within equity [line items]
Beginning Balance	4,086	4,086
Stock-Based Compensation Expense	0	0
Ending Balance	4,086	4,086
Stock-Based Compensation [member]
Disclosure of reserves within equity [line items]
Beginning Balance	281	275
Stock-Based Compensation Expense	10	6
Ending Balance	$ 291	$ 281